Exhibit 99
Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	October 2016
Payment Date	11/15/2016
Transaction Month	42
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,353,141,752.88	60,549	55.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$292,200,000.00	0.21000%	May 15, 2014
Class A-2 Notes	$434,800,000.00	0.380%	February 15, 2016
Class A-3 Notes	$406,400,000.00	0.570%	October 15, 2017
Class A-4 Notes	$116,330,000.00	0.760%	August 15, 2018
Class B Notes	$39,460,000.00	1.110%	October 15, 2018
Class C Notes	$26,310,000.00	1.320%	January 15, 2019
Class D Notes	$26,310,000.00	1.820%	November 15, 2019
Total	$1,341,810,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$546,769.77

Principal:
Principal Collections	$8,020,486.60
Prepayments in Full	$2,728,265.78
Liquidation Proceeds	$160,566.47
Recoveries	$46,906.10
Sub Total	$10,956,224.95
Collections	$11,502,994.72

Purchase Amounts:
Purchase Amounts Related to Principal	$229,087.94
Purchase Amounts Related to Interest	$1,540.83
Sub Total	$230,628.77

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$11,733,623.49

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	October 2016
Payment Date	11/15/2016
Transaction Month	42
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$11,733,623.49
Servicing Fee	$124,825.30	$124,825.30	$0.00	$0.00	$11,608,798.19
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$11,608,798.19
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$11,608,798.19
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$11,608,798.19
Interest - Class A-4 Notes	$34,627.43	$34,627.43	$0.00	$0.00	$11,574,170.76
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$11,574,170.76
Interest - Class B Notes	$36,500.50	$36,500.50	$0.00	$0.00	$11,537,670.26
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$11,537,670.26
Interest - Class C Notes	$28,941.00	$28,941.00	$0.00	$0.00	$11,508,729.26
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$11,508,729.26
Interest - Class D Notes	$39,903.50	$39,903.50	$0.00	$0.00	$11,468,825.76
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$11,468,825.76
Regular Principal Payment	$10,954,533.50	$10,954,533.50	$0.00	$0.00	$514,292.26
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$514,292.26
Residual Released to Depositor	$0.00	$514,292.26	$0.00	$0.00	$0.00
Total		$11,733,623.49

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$10,954,533.50
Total					$10,954,533.50
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$10,954,533.50	$94.17	$34,627.43	$0.30	$10,989,160.93	$94.47
Class B Notes	$0.00	$0.00	$36,500.50	$0.93	$36,500.50	$0.93
Class C Notes	$0.00	$0.00	$28,941.00	$1.10	$28,941.00	$1.10
Class D Notes	$0.00	$0.00	$39,903.50	$1.52	$39,903.50	$1.52
Total	$10,954,533.50	$8.16	$139,972.43	$0.10	$11,094,505.93	$8.26

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	October 2016
Payment Date	11/15/2016
Transaction Month	42

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$54,674,881.91	0.4699981	$43,720,348.41	0.3758304
Class B Notes	$39,460,000.00	1.0000000	$39,460,000.00	1.0000000
Class C Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Class D Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Total	$146,754,881.91	0.1093708	$135,800,348.41	0.1012068

Pool Information
Weighted Average APR	4.470%	4.495%
Weighted Average Remaining Term	21.72	21.00
Number of Receivables Outstanding	17,411	16,758
Pool Balance	$149,790,365.38	$138,517,600.86
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$146,754,881.91	$135,800,348.41
Pool Factor	0.1106982	0.1023674

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,765,708.76
Targeted Credit Enhancement Amount	$6,765,708.76
Yield Supplement Overcollateralization Amount	$2,717,252.45
Targeted Overcollateralization Amount	$2,717,252.45
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$2,717,252.45

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,765,708.76
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,765,708.76
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,765,708.76

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	October 2016
Payment Date	11/15/2016
Transaction Month	42
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		83	$134,357.73
(Recoveries)		112	$46,906.10
Net Loss for Current Collection Period			$87,451.63
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.7006%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.4707%
Second Preceding Collection Period			0.1406%
Preceding Collection Period			0.9955%
Current Collection Period			0.7280%
Four Month Average (Current and Preceding Three Collection Periods)			0.5837%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		4,609	$9,411,992.06
(Cumulative Recoveries)			$1,934,737.23
Cumulative Net Loss for All Collection Periods			$7,477,254.83
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5526%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,042.09
Average Net Loss for Receivables that have experienced a Realized Loss			$1,622.32

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	3.28%	378	$4,546,244.28
61-90 Days Delinquent	0.39%	40	$542,771.74
91-120 Days Delinquent	0.06%	7	$84,449.13
Over 120 Days Delinquent	0.58%	55	$802,431.09
Total Delinquent Receivables	4.31%	480	$5,975,896.24

Repossession Inventory:
Repossessed in the Current Collection Period		12	$188,521.27
Total Repossessed Inventory		16	$265,981.49

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.6824%
Preceding Collection Period			0.6490%
Current Collection Period			0.6087%
Three Month Average			0.6467%

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	October 2016
Payment Date	11/15/2016
Transaction Month	42

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer